Short-Term Borrowings And Long-Term Debt (Narrative) (Detail)	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 05, 2007 JPY (¥)	Mar. 31, 2010 Unsecured Bonds [Member]	Nov. 07, 2006 Previous Credit Facility [Member] USD ($)	Nov. 07, 2006 Previous Credit Facility [Member] JPY (¥)
Debt Disclosure [Line Items]
Weighted-average interest rate on short-term borrowings	0.61%	0.61%	0.61%
Interest rate on borrowings, minimum	0.53%	0.53%	0.53%		0.87%
Interest rate on borrowings, maximum	0.65%	0.65%	0.68%		1.03%
Aggregate amount of unsecured bonds issued				¥ 15,000,000,000
Lines of credit available for immediate borrowings	304,173,000	25,000,000,000				243,339,000	20,000,000,000
Line of credit, expiration period (in years)						5 years	5 years
Commitment fee paid for credit line agreements	$ 195,000	¥ 16,000,000	¥ 15,000,000